Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 5,813	$ 3,247	$ (1,552)
Other comprehensive income (loss), net of tax:
Change in unrealized appreciation (depreciation) on securities with no credit impairment net of tax expense (benefit) of: $(844), $(571), and $413 for the years ended December 31, 2022, 2021 and 2020, respectively	(7,199)	(2,073)	1,417
Change in unrealized appreciation (depreciation ) on securities with credit impairment, net of tax expense (benefit) of: $(1), $1, and $1 for the years ended December 31, 2022, 2021 and 2020, respectively	(2)	3	4
Total other comprehensive income (loss)	(7,201)	(2,070)	1,421
Comprehensive income (loss)	$ (1,388)	$ 1,177	$ (131)